Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

MainStay MacKay DefinedTerm Municipal Opportunities Fund

51 Madison Avenue

New York, NY 10010

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22551

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of MainStay MacKay DefinedTerm Municipal Opportunities Fund (the “Fund”) to be redeemed:

Fixed Rate Municipal Term Preferred Shares, Series B, Liquidation Preference

$100,000.00 per share (CUSIP #56064K209);

(2)	Date on which the securities are expected to be called or redeemed:

Fixed Rate Municipal Term Preferred Shares

Series	Date
Series B	On or about December 15, 2020

The Fund intends to redeem the outstanding Fixed Rate Municipal Term Preferred Shares, Series B on the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Fixed Rate Municipal Term Preferred Shares are to be redeemed pursuant to Section 2.5(c)(iv) of the Amended and Restated Supplement to the Amended and Restated Agreement and Declaration of Trust of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding preferred shares, as set forth below:

Fixed Rate Municipal Term Preferred Shares

Series	Number of Shares
Series B	350

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of October, 2020.

MainStay MacKay DefinedTerm Municipal Opportunities Fund

By:         /s/ Kirk C. Lehneis

Name:       Kirk C. Lehneis

Title:        President